SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15: SUBSEQUENT EVENTS

The Company does not have any events subsequent to June 30, 2023 through August 14, 2023, the date the financial statements were issued for disclosure consideration, except for the following:

●	On July 7, 2023, we issued 2,049,180 shares of Common Stock to Root Ventures, LLC pursuant to an agreement with Root Ventures, LLC, in exchange for $25,000 in note payable principal.

●	On July 6, 2023, we received funds as result of entering into a securities purchase agreement (“Purchase Agreement #1”) with an accredited investor as purchaser (“Investor #1”). Pursuant to Purchase Agreement #1, the Company sold, and Investor #1 purchased, $812,500.00 in principal amount of secured convertible notes (the “Investor #1 Notes”) and pre-funded warrants (the “Investor #1 Warrants”). The Investor #1 Notes are convertible into shares of the Company’s common stock, par value $0.01 per share (“Common Stock”), at a conversion price per share of $0.005, subject to adjustment under certain circumstances described in the Investor #1 Notes. The Investor #1 Notes were issued with an original issue discount of 30.00%, do not bear interest, and mature twelve months from the date of issuance.

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On July 24, 2023, we received funds as result of entering into a second securities purchase agreement (“Purchase Agreement #2” and, together with Purchase Agreement #1, the “Purchase Agreements”) with an accredited investor as purchaser (“Investor #2” and, together with Investor #1, the “Investors”). Pursuant to Purchase Agreement #2, the Company sold, and Investor #2 purchased, $718,750.00 in principal amount of secured convertible notes (the “Investor #2 Notes” and, together with the Investor #1 Notes, the “Notes”) and pre-funded warrants (the “Investor #2 Warrants” and, together with the Investor #1 Warrants, the “Warrants”). The Investor #2 Notes are convertible into Common Stock, at a conversion price per share of $0.005, subject to adjustment under certain circumstances described in the Notes. The Notes were issued with an original issue discount of 15.00%, bear interest at a rate of 12%, and mature twelve months from the date of issuance.

NOTE 18: SUBSEQUENT EVENTS

In accordance with ASC 855-10, “Subsequent Events”, we analyzed our operations subsequent to December 31, 2022 to February 24, 2023, the date when these consolidated financial statements were issued. The Company did not identify any material subsequent events requiring adjustments to or disclosure in its financial statements, other than those noted below.

●	On January 4, 2023, GS Capital Partners LLC converted $15,000 of principal and $1,209 of accrued interest of the convertible note into 97,761 shares of our common stock.

●	On January 9, 2023, Westland Properties, LLC converted $15,000 of principal of the convertible note into 83,333 shares of our common stock.

●	On January 16, 2023, Root Ventures LLC converted $23,027 of principal of the convertible note into 139,557 shares of our common stock.

●	On January 20, 2023, Fast Capital, LLC converted $20,000 of principal of the convertible note into 139,500 shares of our common stock.

●	On January 24, 2023, the Company issued convertible note a total of $300,000, which the term of notes is 1 year and Original Interest Discount of $50,000. Note is convertible at the option of the holder at any time and conversion price are Conversion price is $.25 per share.

●	On February 1, 2023, Mast Hill Fund converted $13,023 of principal and $14,949 of accrued interest of the convertible note into 165,000 shares of our common stock.

●	On February 6, 2023, Westland Properties, LLC converted $15,000 of principal of the convertible note into 118,858 shares of our common stock.

●	On February 17, 2023, Mast Hill Fund converted $21,638 of principal and $4,197 of accrued interest of the convertible note into 179,000 shares of our common stock.